Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Fair Value of the Options	The following is the data used in determining the fair value of the options granted in 2022-2023:
19.A - Consultants and Employees
Fair value in the grant date (thousands USD)	2,049
Range of share price (USD)	2.46-2.86
Range of exercise price (USD)	1.00-3.05
Range of expected share price volatility	103.20%-121.85%
Range of estimated life (years)	4.5-8
Range of weighted average of risk-free interest rate	4.33%-4.50%
Expected dividend yield	—
19.B - Directors and CEO
	2022	2023
Fair value in the grant date (thousands USD)	21,708	—
Range of share price (USD)	1.38-6.52	—
Range of exercise price (USD)	0-9.33	—
Range of expected share price volatility	93.62%-125.9%	—
Range of estimated life (years)	4-7.07	—
Range of weighted average of risk-free interest rate	0.29%-1.33%	—
Expected dividend yield	—	—

Schedule of Fair Value of the RSUs Granted	The following is the range of fair value of the RSUs granted during the years 2021-2023:
(in U.S dollars)	2021	2022	2023
Range of fair value of the RSUs granted during the year	4.62-10.94	2.47-3.82	2.39-2.86

Schedule of Number of Share Options and RSUs Granted	The number of share options and RSUs granted to employees and consultants, and included in Note 19.A are as follows:
	2022		2023
	Share options and RSU’s	Replacement awards	Share options and RSU’s
Outstanding of January 1	20,768,200	254,409	27,630,207
Granted during the year	13,555,000	—	5,838,000
Exercised during the year	(1,084,331)	(116,362)	(6,922,002)
Forfeited or expired during the year	(3,204,932)	(40,907)	(3,983,731)
Share options exchange	(2,500,870)	—	—
Outstanding of December 31	27,533,067	97,140	22,562,474
Exercisable as of December 31	2,398,972	—	2,323,530
	2022	2023
Outstanding of January 1	34,410,284	34,532,431
Granted during the year	285,000	270,000
Exercised during the year	(20,418)	(4,895,805)
Forfeited or expired during the year	(142,435)	(133,427)
Outstanding of December 31	34,532,431	29,773,199
Exercisable as of December 31	33,120,886	28,327,309